AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Market value

Money market funds	$23,091	$4	$(20)	$23,075

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	14,331	6	-	14,337
Government sponsored enterprises - fixed interest rate	7,011	-	-	7,011
Corporate debentures - fixed interest rate	23,022	39	(29)	23,032

	44,364	45	(29)	44,380
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	8,688	188	(69)	8,807

Corporate debentures - fixed interest rate	8,448	32	(2)	8,478

	17,136	220	(71)	17,285

Available-for-sale - matures after five years:
ARS	1,482	-	(169)	1,313

	$86,073	$269	$(289)	86,053

Reclassification of certain securities to long-term				15,590

				$70,463

	December 31, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Market Value

Money market funds	$5,541	$-	$-	$5,541

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	2,074	-	-	2,074
Government sponsored enterprises - fixed interest rate	84,107	48	(20)	84,135
Corporate debentures - fixed interest rate	1,226	19	-	1,245

	87,407	67	(20)	87,454
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	2,230	156	-	2,386
Government sponsored enterprises - fixed interest rate	24,787	7	(41)	24,753
Corporate debentures - fixed interest rate	9,514	92	(26)	9,580

	36,531	255	(67)	36,719
Available-for-sale - matures after three years through five years:
Government debentures - fixed interest rate	1,521	134	-	1,655
Government sponsored enterprises - fixed interest rate	14,875	29	(170)	14,734

	16,396	163	(170)	16,389
Available-for-sale - matures after five years:
ARS	6,790	-	(373)	6,417

	$152,665	$485	$(630)	152,520
Reclassification of certain securities to long-term				37,721

				$114,799

The table below shows the fair value of investments in available-for-sale securities that have been in an unrealized loss position for less than 12 months or for 12 months or longer as of December 31, 2011:

	Less than 12 months		12 months or longer		Total (*)
	Fair value	Unrealized losses	Fair Value	Unrealized losses	Fair Value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	$38,849	$120	$1,313	$169	$40,162	$289

(*)	As of December 31, 2011, there were 52 securities in a loss position.

For the years ended December 31, 2011, 2010 and 2009, the Company recognized gross realized gains of $ 47, $ 4 and $ 76, respectively, and gross realized losses of $ 42, $ 0.1 and $ 158, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income, net, in the Company's consolidated statements of operations.